LOOMIS SAYLES FUNDS

Supplement dated May 2, 2011 to the Admin, Retail and Institutional Class Statement of Additional Information dated February 1, 2011, as may be revised or supplemented from time to time for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund

Supplement dated May 2, 2011 to the Institutional Class Statement of Additional Information, dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, all references to “RiskMetrics Group” are replaced with “Institutional Shareholder Services Inc.”

Effective immediately, the following paragraph is added before the first paragraph of the sub-section “Exchange Privilege” under the section “Shareholder Services”:

Institutional Class shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum. Retail shares of a Fund currently held by these individuals can be exchanged to Institutional shares of the same Fund. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

LOOMIS SAYLES FUNDS

Supplement dated May 2, 2011 to the Institutional Class Statement of Additional Information, dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund

Effective immediately, all references to “RiskMetrics Group” are replaced with “Institutional Shareholder Services Inc.”

LOOMIS SAYLES FUNDS

Supplement dated May 2, 2011 to the Admin, Retail and Institutional Class Prospectuses each dated February 1, 2011, as may be revised or supplemented from time to time for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund

Supplement dated May 2, 2011 to the Institutional Class Prospectuses each dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the following paragraph is inserted below the table discussing investment minimums in the section “How to Purchase Shares” of the Prospectuses:

Institutional Class shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.

Effective immediately, the paragraph under the sub-section “Small Account Policy” within the section “How to Purchase Shares” of the Prospectuses is amended and restated as follows:

Minimum Balance Policy. In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts such as those using the Loomis Sayles’ Funds’ prototype document including IRAs, and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type.

Effective immediately, the following paragraph is removed from the sub-section “By Mail” within the section “How to Redeem Shares”:

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

Effective immediately, the following paragraph is added after bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

Supplement dated May 2, 2011 to the Institutional Class Prospectuses each dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund

Effective immediately, the paragraph under the sub-section “Small Account Policy” within the section “How to Purchase Shares” of the Prospectuses is amended and restated as follows:

Minimum Balance Policy. In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts such as those using the Loomis Sayles’ Funds’ prototype document including IRAs, and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type.

Effective immediately, the following paragraph is removed from the sub-section “By Mail” within the section “How to Redeem Shares”:

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

Effective immediately, the following paragraph is added after bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.